CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
18. CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

A breakdown of current receivables and other current assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables	360,339	349,176
Receivables from financing activities	1,613,396	1,661,632
Current tax receivables	31,715	15,918
Other current assets	159,223	137,763
Total	2,164,673	2,164,489

Trade receivables

A breakdown of trade receivables by nature is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables due from:
Dealers	145,061	153,894
Sponsorship and commercial activities	108,737	81,863
Brand activities	37,346	26,189
Stellantis Group companies	1,070	3,654
Other	68,125	83,576
Total	360,339	349,176
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.

Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship and the World Endurance Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities.

The Group is not exposed to significant concentrations of third party credit risk.

A breakdown of trade receivables by currency is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables denominated in:
Euro	143,909	166,846
U.S. Dollar	170,138	152,537
Japanese Yen	16,867	6,104
Pound Sterling	6,246	12,814
Chinese Yuan	2,132	4,701
Other currencies	21,047	6,174
Total	360,339	349,176
Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.

Changes in the allowance for doubtful accounts of trade receivables are presented below.

	2025	2024
	(€ thousand)
At January 1	33,376	25,418
Additional provisions	16,385	10,884
Utilizations	(11,527)	(2,104)
Releases	(1,996)	(828)
Other changes	—	6
At December 31	36,238	33,376
Receivables from financing activities

Receivables from financing activities relate to financing provided by the Group to Ferrari clients to finance their car acquisitions in the United States. The underlying receivables are denominated in U.S. Dollars and are generally secured on the title of cars or other guarantees.

During 2025 the average contractual duration at inception of such contracts was approximately 69 months (68 months in 2024) and the weighted average interest rate was approximately 8.8 percent (approximately 8.3 percent in 2024). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.

Receivables from financing activities are shown net of an allowance for doubtful accounts and additional provisions are recorded within cost of sales in the consolidated income statement.

Changes in the allowance for doubtful accounts of receivables from financing activities are presented below.

	2025	2024
	(€ thousand)
At January 1	16,547	11,165
Additional provisions	13,557	10,038
Utilizations	(8,984)	(5,293)
Releases	(45)	(57)
Other changes	(2,333)	694
At December 31	18,742	16,547
Other current assets

A breakdown of other current assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Italian and foreign VAT credits	99,593	56,837
Prepayments	51,863	63,983
Other	7,767	16,943
Total other current assets	159,223	137,763
    Other includes security deposits, amounts due from personnel and other receivables.

At December 31, 2025, the Group had provided guarantees through third parties amounting to €168,930 thousand (€225,438 thousand at December 31, 2024), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc., (ii) tax authorities for VAT reimbursements according to Italian legislation, and (iii) customs authorities for duties on import and export activities.

A breakdown of receivables and other current assets (excluding prepayments) by due date is presented below.

	At December 31, 2025
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	310,058	7,962	—	42,319	360,339
Receivables from financing activities (1)	250,791	1,139,104	118,920	104,581	1,613,396
Current tax receivables	27,755	3,960	—	—	31,715
Other current assets (excluding prepayments)	107,360	—	—	—	107,360
Total	695,964	1,151,026	118,920	146,900	2,112,810

	At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	302,025	—	—	47,151	349,176
Receivables from financing activities (1)	237,414	1,226,598	90,417	107,203	1,661,632
Current tax receivables	11,454	4,464	—	—	15,918
Other current assets (excluding prepayments)	73,389	—	—	391	73,780
Total	624,282	1,231,062	90,417	154,745	2,100,506
_____________________________
(1)Excluding interest generated on these receivables. If a counterparty to the receivables has failed to make at least one contractual payment by the respective due date, the entire amount of the receivable is considered overdue.
Overdue amounts represent receivables and other current assets where payments are past their due date.